Financial Instruments with Off-Balance Sheet Risk (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Financial Instruments with Off-Balance Sheet Risk Disclosure [Abstract]
Schedule of the approximate amounts of financial instruments with off-balance sheet risk

	March 31,	December 31,
	2015	2014
Commitments to extend credit	$173,434	$144,224
Standby letters of credit	1,038	818
	$174,472	$145,042

	December 31,
	2014	2013
Commitments to extend credit	$144,224	$92,827
Standby letters of credit	818	210

	$145,042	$93,037